Other disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Share-based payment expensed in the income statement

Share-based payment expensed in the income statement
DKK million	2022	2021	2020
Restricted stock units to employees	265	189	189
Long-term share-based incentive programme (Management Board)[1]	250	234	162
Long-term share-based incentive programme (management group below Management Board)	819	598	436
Shares allocated to individual employees	205	19	36
Share-based payment expensed in the income statement	1,539	1,040	823
1. In 2021, Novo Nordisk introduced a new share-based compensation programme with terms, which amortises the grant date valuation over three years (2019 and 2020 programmes were amortised over four years). The 2022 expense includes amortisation of the 2019, 2020, 2021 and 2022 programmes.

Outstanding restricted stock units (million)	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Outstanding at the beginning of the year	2.0	2.1	2.1	2.2	1.8	1.3	5.5	4.5	3.2	0.2	0.2	0.3	9.9	8.6	6.9
Released allocated shares	(0.0)	(0.1)	(0.0)	(0.5)	(0.3)	(0.1)	(1.2)	(0.6)	(0.2)	(0.1)	(0.1)	(0.1)	(1.8)	(1.1)	(0.4)
Cancelled allocated shares	—	—	—	(0.1)	0.0	(0.0)	(0.2)	(0.3)	(0.1)	(0.0)	(0.0)	(0.0)	(0.3)	(0.3)	(0.1)
Allocated in the year	0.4	—	—	0.4	0.5	0.4	1.7	1.6	1.0	0.4	0.1	—	2.9	2.2	1.4
Performance adjustment[2]	—	—	—	—	0.2	0.2	—	0.3	0.6	—	—	—	—	0.5	0.8
Outstanding at the end of the year	2.4	2.0	2.1	2.0	2.2	1.8	5.8	5.5	4.5	0.5	0.2	0.2	10.7	9.9	8.6
2. The number of shares for Management Board and management group below Management Board has been adjusted as the targets set by the Board are expected to be exceeded for the 2019, 2020, 2021 and 2022 programmes.

Contractual obligations not recognised in the balance sheet

Contractual obligations not recognised in the balance sheet
DKK million (Undiscounted)	Current	Non-current	Total
2022
Leases[1]	205	1,641	1,846
Research and development obligations	5,988	7,582	13,570
Research and development – potential milestone payments[2]	376	5,011	5,387
Commercial product launch – potential milestone payments[2]	—	7,598	7,598
Purchase obligations relating to investments in property, plant and equipment	1,696	1,427	3,123
Other purchase obligations	18,762	14,366	33,128
Total obligations not recognised in the balance sheet	27,027	37,625	64,652
2021
Leases[1]	145	636	781
Research and development obligations	4,196	6,357	10,553
Research and development – potential milestone payments[2]	771	4,220	4,991
Commercial product launch – potential milestone payments[2]	—	5,966	5,966
Purchase obligations relating to investments in property, plant and equipment	545	—	545
Other purchase obligations	13,407	5,998	19,405
Total obligations not recognised in the balance sheet	19,064	23,177	42,241
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Material transactions with related parties

Material transactions with related parties
DKK million	2022	2021	2020
Novo Holdings A/S
Purchase of Novo Nordisk B shares	6,984	6,695	5,963
Dividend payment to Novo Holdings A/S	7,207	6,144	5,767
NNIT Group
Services provided by NNIT	660	593	775
Dividend payment from NNIT	—	(4)	(18)
Novozymes Group
Services provided by Novo Nordisk	(78)	(116)	(113)
Services provided by Novozymes	92	78	72

Fee to statutory auditors

DKK million	2022	2021	2020
Statutory audit[1]	38	26	26
Audit-related services	2	3	3
Tax advisory services	3	4	9
Other services	12	4	4
Total fee to statutory auditors	55	37	42
1. 2022 statutory audit fee includes DKK 9 million of additional fee related to 2021.

Companies in the Novo Nordisk Group

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., US	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
Novo Nordisk Research Center Indianapolis, Inc., US	100			•
Novo Nordisk Research Center Seattle, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Commercial Holdings, Inc., US	100				•
Novo Nordisk US Holdings Inc., US	100				•
Corvidia Therapeutics, Inc., US	100			•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•

Region International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•

Region EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Holding Limited, UK	100				•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•

Company and country	Percentage of shares owned	Activity
Region China
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•

Region Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations Sdn Bhd, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk India Holding Pte Ltd., Singapore	100				•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Vietnam Ltd., Vietnam	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•
Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.